SHARE CAPITAL (Schedule of Composed of Ordinary Shares) (Details) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2013
Disclosure of classes of share capital [abstract]
Authorized	140,010,000	130,000,000
Issued	11,459,780	4,490,720
Par value per share	₪ 0.0000769	₪ 0.0000769	₪ 0.0000769